Parnassus Fixed Income Fund

Portfolio of Investments as of September 30, 2024 (unaudited)

Exchange-Traded Funds	Interest Rate	Maturity Date	Shares	Market Value ($)

Mortgage Real Estate Investment Trusts (7.6%)

iShares MBS ETF			232,752	22,299,969

Total investment in Exchange-Traded Funds (7.6%)

(cost $21,099,806)				22,299,969

Preferred Stock	Interest Rate	Maturity Date	Shares	Market Value ($)

Capital Markets (0.7%)

Morgan Stanley	4.25%	01/15/2027	100,000	2,070,000

Total investment in Preferred Stock (0.7%)
(cost $2,105,029)				2,070,000

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Freight & Logistics (2.0%)

C.H. Robinson Worldwide Inc.	4.20%	04/15/2028	3,000,000	2,980,638

FedEx Corp.	4.25%	05/15/2030	1,500,000	1,498,654

FedEx Corp.	4.75%	11/15/2045	1,500,000	1,377,072
				5,856,364

Airlines (1.7%)

Alaska Airlines 2020-1 Class B Pass Through Trust, Class Bl	8.00%	08/15/2025	1,886,816	1,914,389

Southwest Airlines Co.	5.13%	06/15/2027	3,000,000	3,051,060
				4,965,449

Auto Components (0.9%)

APTIV plc	5.40%	03/15/2049	2,000,000	1,848,647

APTIV plc	4.15%	05/01/2052	1,000,000	771,630
				2,620,277

Banks (1.9%)

Bank of America Corp.	1.53%	12/06/2025	1,250,000	1,241,205

Bank of America Corp.	3.85%	03/08/2037	1,750,000	1,616,345

Citigroup Inc.	2.01%	01/25/2026	2,750,000	2,722,124
				5,579,674

Building Products (1.0%)

Masco Corp.	4.50%	05/15/2047	3,260,000	2,868,139

Capital Markets (1.0%)

The Charles Schwab Corp.	4.00%	06/01/2026	3,000,000	2,876,163

Chemicals (1.7%)

International Flavors & Fragrances Inc.	5.00%	09/26/2048	3,300,000	3,035,786

The Sherwin-Williams Co.	4.50%	06/01/2047	2,000,000	1,822,268
				4,858,054

Commercial Services & Supplies (0.9%)

CCO Holdings LLC / CCO Holdings Capital Corp.[l]	4.75%	03/01/2030	3,000,000	2,758,554

Consumer Finance (1.5%)

American Express Co.	4.05%	05/03/2029	2,750,000	2,753,468

Capital One Financial Corp.	2.62%	11/02/2032	2,000,000	1,707,156

				4,460,624

Diversified Financial Services (4.6%)

Ares Finance Co. III LLC[l]	4.13%	06/30/2051	2,500,000	2,383,712

Fiserv Inc.	5.60%	03/02/2033	2,500,000	2,645,567

Global Payments Inc.	5.95%	08/15/2052	3,000,000	3,094,590

The Bank of New York Mellon Corp.	3.75%	10/31/2026	3,000,000	2,830,353

Truist Financial Corp.	5.13%	12/15/2027	2,750,000	2,701,515

				13,655,737

Diversified Telecommunication Services (1.0%)

Verizon Communications Inc.	2.85%	09/03/2041	3,750,000	2,817,824

Electric Utilities (1.9%)

Dominion Energy Inc.	2.25%	08/15/2031	3,000,000	2,593,090

Public Service Co. of Oklahoma	2.20%	08/15/2031	3,500,000	2,985,785

				5,578,875

Electronic Equipment, Instruments & Components (0.9%)

Trimble Inc.	6.10%	03/15/2033	2,500,000	2,695,825

Equity Real Estate Investment Trusts (4.1%)

Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	2,250,000	1,860,043

Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,500,000	1,366,087

American Tower Corp.	3.70%	10/15/2049	4,000,000	3,092,719

Regency Centers LP	5.25%	01/15/2034	2,750,000	2,835,870

SBA Communications Corp.	3.88%	02/15/2027	3,000,000	2,923,581

				12,078,300

Food & Staples Retailing (0.9%)

Sysco Corp.	2.40%	02/15/2030	3,000,000	2,718,519

Food Products (1.1%)

McCormick & Co., Inc.	2.50%	04/15/2030	3,500,000	3,176,676

Health Care Equipment & Supplies (1.8%)

Baxter International Inc.	2.54%	02/01/2032	3,000,000	2,598,715

Becton, Dickinson and Co.	4.69%	12/15/2044	3,000,000	2,801,203

				5,399,918

Hotels, Restaurants & Leisure (2.0%)

Hilton Domestic Operating Company Inc.[l]	3.75%	05/01/2029	3,000,000	2,845,768

Yum! Brands Inc.	4.63%	01/31/2032	3,000,000	2,872,038

				5,717,806

Insurance (0.5%)

The Progressive Corp.	3.20%	03/26/2030	1,500,000	1,427,591

Life Sciences Tools & Services (1.0%)

Agilent Technologies Inc.	2.75%	09/15/2029	3,250,000	3,019,369

Machinery (2.1%)

Pentair Finance SA	4.50%	07/01/2029	3,000,000	2,989,082

Xylem Inc.	2.25%	01/30/2031	3,500,000	3,072,224

				6,061,306

Pharmaceuticals (1.0%)

Merck & Co., Inc.	1.90%	12/10/2028	3,250,000	2,996,028

Real Estate Investment Trust (1.0%)

Prologis LP	2.88%	11/15/2029	3,250,000	3,052,584

Road & Rail (0.5%)

Canadian Pacific Railway Co.	2.88%	11/15/2029	1,500,000	1,408,430

Semiconductors & Semiconductor Equipment (3.1%)

Intel Corp.	4.15%	08/05/2032	3,200,000	3,045,782

Micron Technology Inc.	2.70%	04/15/2032	3,500,000	3,054,578

Qorvo Inc.[l]	3.38%	04/01/2031	3,250,000	2,909,649

				9,010,009

Software (3.0%)

Autodesk Inc.	2.40%	12/15/2031	3,500,000	3,063,606

Oracle Corp.	6.13%	07/08/2039	2,750,000	3,032,910

Roper Technologies Inc.	2.95%	09/15/2029	3,000,000	2,814,925

				8,911,441

Specialty Retail (2.9%)

Lowe’s Companies, Inc.	2.80%	09/15/2041	3,750,000	2,751,677

O’Reilly Automotive Inc.	4.20%	04/01/2030	3,000,000	2,974,042

Ross Stores Inc.	4.80%	04/15/2030	3,000,000	3,034,021

				8,759,740

Textiles, Apparel & Luxury Goods (0.7%)

VF Corp.	6.00%	10/15/2033	2,000,000	2,013,483

Transportation Infrastructure (0.9%)

Avantor Funding Inc.[l]	4.63%	07/15/2028	2,750,000	2,687,928

Wireless Telecommunication Services (0.9%)

T-Mobile USA Inc.	4.38%	04/15/2040	3,000,000	2,763,877

Total investment in Corporate Bonds (48.5%)

(cost $145,235,021)				142,794,564

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,976,971

European Investment Bank	1.63%	10/09/2029	2,000,000	1,816,582

European Investment Bank	0.75%	09/23/2030	2,000,000	1,690,114

International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,959,517

International Bank for Reconstruction & Development	4.00%	01/10/2031	3,000,000	3,042,168

International Bank for Reconstruction & Development	4.50%	04/10/2031	3,000,000	3,128,699

International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,340,396

International Finance Corp.	2.13%	04/07/2026	6,000,000	5,843,607

International Finance Corp.	4.38%	01/15/2027	4,000,000	4,056,614

Total investment in Supranational Bonds (10.1%)

(cost $31,000,378)				29,854,668

U.S. Government Agency Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool BY0205	5.50%	05/01/2053	1,826,350	1,848,728

Fannie Mae Pool BY4185	5.00%	07/01/2053	2,338,546	2,336,602

Fannie Mae Pool DA0007	5.50%	09/01/2053	3,851,416	3,897,816

Fannie Mae Pool DB6905	6.00%	07/01/2054	2,439,681	2,494,645

Fannie Mae Pool FS4736	6.50%	05/01/2053	2,998,972	3,100,298

Fannie Mae Pool FS6916	5.00%	06/01/2053	1,909,132	1,909,905

Fannie Mae Pool MA4709	5.00%	07/01/2052	1,659,911	1,660,523

Fannie Mae Pool MA5216	6.00%	12/01/2053	3,669,094	3,751,989

Fannie Mae Pool MA5444	5.50%	08/01/2054	2,476,946	2,506,854

Freddie Mac Pool SD8315	5.00%	04/01/2053	2,740,736	2,739,941

Freddie Mac Pool SD8431	5.50%	05/01/2054	2,412,393	2,441,521

Ginnie Mae II Pool MA8348	5.00%	10/20/2052	2,170,756	2,177,159

Total investment in U.S. Government Agency Bonds (10.5%)

(cost $30,560,156)				30,865,981

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	2.25%	11/15/2024	1,500,000	1,495,184

U.S. Treasury	3.88%	03/31/2025	3,250,000	3,242,104

U.S. Treasury	0.25%	06/30/2025	2,000,000	1,943,250

U.S. Treasury	2.25%	11/15/2025	3,000,000	2,946,328

U.S. Treasury	0.38%	12/31/2025	4,000,000	3,832,188

U.S. Treasury	3.63%	05/15/2026	3,000,000	2,994,961

U.S. Treasury	1.88%	07/31/2026	2,000,000	1,936,250

U.S. Treasury	4.63%	10/15/2026	3,500,000	3,565,488

U.S. Treasury	3.63%	03/31/2028	2,500,000	2,503,906

U.S. Treasury	4.63%	09/30/2028	3,000,000	3,115,078

U.S. Treasury	3.75%	05/31/2030	2,500,000	2,514,649

U.S. Treasury	4.13%	11/15/2032	2,500,000	2,569,238

U.S. Treasury	3.50%	02/15/2033	3,000,000	2,945,039

U.S. Treasury	3.38%	05/15/2033	1,500,000	1,457,051

U.S. Treasury	3.25%	05/15/2042	4,000,000	3,551,875

U.S. Treasury	4.00%	11/15/2042	4,500,000	4,423,184

U.S. Treasury	4.38%	08/15/2043	3,500,000	3,594,609

U.S. Treasury	4.75%	11/15/2043	2,000,000	2,155,156

U.S. Treasury	4.63%	05/15/2044	3,000,000	3,176,250

U.S. Treasury	2.00%	02/15/2050	2,000,000	1,301,250

U.S. Treasury	1.25%	05/15/2050	3,500,000	1,869,766

Total investment in U.S. Government Treasury Bonds (19.4%)

(cost $57,637,544)				57,132,804

Total investment in long-term securities (96.8%)

(cost $287,637,934)				285,017,986

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.2%)a

Beneficial State Bank	4.00%	10/23/2024	250,000	249,399

Citizens Trust Bank	1.00%	10/06/2024	250,000	249,863

				499,262

Time Deposits (2.3%)

Citibank, New York	4.18%	10/01/2024	6,730,404	6,730,404

Total short-term securities (2.5%)

(cost $7,229,666)				7,229,666

Total securities (99.3%)

(cost $294,867,600)				292,247,652

Other assets and liabilities (0.7%)				2,196,170

Total net assets (100.0%)				294,443,822

l	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $15,500,000, which is 5.26% of net assets.

a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc	Public Limited Company

LLC	Limited Liability Company

MBS	Mortgage-Backed Securities

ETF	Exchange-Traded Fund

LP	Limited Partnership

SA	Société Anonyme